Acquisitions - Summary of deferred consideration, contingent consideration and other payables balance (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Detailed Information of Deferred Consideration Contingent Consideration and Other Payables [Line Items]
Cultivate contingent consideration	$ 33,969	$ 0
Total Deferred consideration, contingent consideration and other payables, short-term - acquisition related	71,816	19,093
Valley Agriceuticals LLC [Member]
Disclosure of Detailed Information of Deferred Consideration Contingent Consideration and Other Payables [Line Items]
Valley Ag contingent consideration	0	19,093
Laurel Harvest Acquisition [Member]
Disclosure of Detailed Information of Deferred Consideration Contingent Consideration and Other Payables [Line Items]
Laurel Harvest deferred consideration, short term	$ 37,847	$ 0